Business combinations - StarBlue Inc. (Details) - StarBlue Inc. - USD ($) shares in Thousands, $ in Thousands	Mar. 31, 2021	Mar. 28, 2022
Business combinations
Aggregate purchase price	$ 381,636	$ 381,636
Number of shares issued	3,018,685
Number of common shares issued, gross	3,142,857
Number of shares representing a holdback for indemnification purposes	124,172
Estimated transaction costs	$ 3,888
Cash consideration	$ 109,392	101,111
Net working capital adjustment		447
Cash paid relating to debt		2,581
Cash held in escrow for working capital		1,000
Cash held in escrow for PPP loan forgiveness		4,253
Additional Consideration for Tax		13,269
Common shares issued on closing		66,873
Common shares reserved in escrow for indemnification		2,129
Common shares reserved for future issuance		189,973
Purchase price allocation
Cash		3,830
Trade receivables		5,562
Inventories		1,448
Property and equipment		5,335
Right-of-use assets		2,584
Other current assets		1,496
Accounts payable and accrued liabilities		(8,325)
Contract liabilities		(5,532)
Other liabilities		(925)
Lease obligations on right-of-use assets		(2,663)
Intangible assets		169,200
Deferred income tax liability		(25,476)
Goodwill		$ 235,102